Schedule of stock options (Details)	12 Months Ended
Sep. 30, 2025 shares
Share-Based Payment Arrangement [Abstract]
Options outstanding, balance
Assumed in merger	64,185
Expired	(24,453)
Options outstanding, balance	39,732